Discontinued Operation (Details) - Schedule of net cash flows - Parent Company [Member]	6 Months Ended
Sep. 30, 2022 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Operating activities	$ (1,064,857)
Investing activities	1,252,171
Financing activities	(185,630)
Net cash outflows	$ 1,684